SIGNIFICANT CUSTOMERS	12 Months Ended
Dec. 31, 2025
Disclosure of major customers [Abstract]
SIGNIFICANT CUSTOMERS [Text Block]

13. SIGNIFICANT CUSTOMERS

The following table represents sales to individual customers exceeding 10% of the Company's revenues:

	December 31,	December 31,	December 31,
	2025	2024	2023
Customer A	$5,095,381	$3,758,568	$5,799,424
Customer B	$1,450,874	$1,659,744	$1,245,467
Customer C	$1,113,634	$1,135,587	$1,514,352
Customer D	$687,822	$1,386,143	$287,594

The customers are major US corporations who have displayed a pattern of consistent timely payment of amounts owing from sales.